UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     July 21, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $77,421 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     2961    22960 SH       SOLE                    22960
AMERICAN EXPRESS            cs                  025816109     3701    88525 SH       SOLE                    88525
AMERICAN INT'L GRP          cs                  026874107     6849   124124 SH       SOLE                   124124
CALAMOS CNV HIGH INC FND                        1211P1086     1128    73750 SH       SOLE                    73750
CISCO SYSTEMS               cs                  17275R102     8628   513859 SH       SOLE                   513859
COCA COLA                   cs                  191216100     4952   106700 SH       SOLE                   106700
DELL COMPUTER               cs                  247025109     2152    67575 SH       SOLE                    67575
DISNEY WALT                 cs                  254687106     4190   212175 SH       SOLE                   212175
ELI LILLY                   cs                  532457108     3743    54275 SH       SOLE                    54275
FIRST DATA CORP             cs                  319963104     1187    28650 SH       SOLE                    28650
GENERAL ELECTRIC            cs                  369604103     7857   273950 SH       SOLE                   273950
GOLDMAN SACHS GROUP         cs                  38141G104     1133    13525 SH       SOLE                    13525
HOME DEPOT                  cs                  437076102     1580    47720 SH       SOLE                    47720
INTEL CORP.                 cs                  458140100     9037   434275 SH       SOLE                   434275
JOHNSON & JOHNSON           cs                  478160104     1605    31050 SH       SOLE                    31050
JP MORGAN CHASE             cs                  46624E405     2364    69175 SH       SOLE                    69175
LOWES COMPANIES INC         cs                  540424108     2142    49875 SH       SOLE                    49875
MICROSOFT                   cs                  594918104     1495    58300 SH       SOLE                    58300
NUVEEN PREF CONV INC FD 2                       67073D102     2185   145600 SH       SOLE                   145600
PFIZER                      cs                  717081103     8532   249841 SH       SOLE                   249841